Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2011
Prospectus Date	rr_ProspectusDate	Oct. 01, 2011
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 26 and 28 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the eight months ended May 31, 2011, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 26 and 28 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income investment styles of several master portfolios. We may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

The Fund's "neutral" target allocation is 65% of the Fund's total assets in equity securities and 35% of the Fund's total assets in fixed income securities which is consistent with the strategy of the Fund to seek potentially greater returns in most investment environments than a hypothetical fund with a higher allocation to fixed income securities, although the Fund may experience potentially higher volatility in its returns when compared to such fund. We consider the neutral target allocation of the Fund to be "balanced," with the bias in the target allocation toward the growth style within the equity allocation of the Fund to be determinative of use of the descriptive style term "growth" in the Fund's title.

The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The majority of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.

The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. The majority of the Fund's fixed income portion is allocated to master portfolios which represent various U.S. dollar-denominated investment grade debt styles having dollar-weighted average effective durations of between approximately one year to six years.

In addition, certain of the fixed income and equity master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures, options and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Swaps Risk. Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009  +15.39%

Lowest Quarter:  4th Quarter 2008  -20.73%

Year-to-date total return as of 6/30/2011 is +5.76%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,089
Annual Return 2001	rr_AnnualReturn2001	(3.15%)
Annual Return 2002	rr_AnnualReturn2002	(15.92%)
Annual Return 2003	rr_AnnualReturn2003	23.23%
Annual Return 2004	rr_AnnualReturn2004	7.81%
Annual Return 2005	rr_AnnualReturn2005	4.53%
Annual Return 2006	rr_AnnualReturn2006	12.15%
Annual Return 2007	rr_AnnualReturn2007	6.32%
Annual Return 2008	rr_AnnualReturn2008	(35.11%)
Annual Return 2009	rr_AnnualReturn2009	28.66%
Annual Return 2010	rr_AnnualReturn2010	13.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2011 is +5.76%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
1 Year	rr_AverageAnnualReturnYear01	7.03%
5 Year	rr_AverageAnnualReturnYear05	1.28%
10 Year	rr_AverageAnnualReturnYear10	1.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1998
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Year	rr_AverageAnnualReturnYear05	0.12%
10 Year	rr_AverageAnnualReturnYear10	0.89%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1998
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Year	rr_AverageAnnualReturnYear05	0.70%
10 Year	rr_AverageAnnualReturnYear10	1.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1998
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	929
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,304
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,134
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	629
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,104
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,134
1 Year	rr_AverageAnnualReturnYear01	7.73%
5 Year	rr_AverageAnnualReturnYear05	1.34%
10 Year	rr_AverageAnnualReturnYear10	1.95%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1998
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,104
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,415
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	629
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,104
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,415
1 Year	rr_AverageAnnualReturnYear01	11.71%
5 Year	rr_AverageAnnualReturnYear05	1.72%
10 Year	rr_AverageAnnualReturnYear10	1.72%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1998
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
10 Year	rr_AverageAnnualReturnYear10	5.84%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
10 Year	rr_AverageAnnualReturnYear10	1.41%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.97%
5 Year	rr_AverageAnnualReturnYear05	4.23%
10 Year	rr_AverageAnnualReturnYear10	4.01%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 26 and 28 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 26 and 28 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income investment styles of several master portfolios. We may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

The Fund's "neutral" target allocation is 60% of the Fund's total assets in fixed income securities and 40% of the Fund's total assets in equity securities, which is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation slightly in favor of fixed income securities to be a "moderate" investment strategy.

The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. The majority of the Fund's fixed income portion is allocated to master portfolios which represent various U.S. dollar-denominated investment grade debt styles having dollar-weighted average effective durations of between approximately one year to six years.

The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The majority of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.

In addition, certain of the fixed income and equity master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures, options and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Swaps Risk. Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009  +10.94%

Lowest Quarter:  4th Quarter 2008  -14.03%

Year-to-date total return as of 6/30/2011 is +4.61%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,079
Annual Return 2001	rr_AnnualReturn2001	0.46%
Annual Return 2002	rr_AnnualReturn2002	(8.20%)
Annual Return 2003	rr_AnnualReturn2003	15.38%
Annual Return 2004	rr_AnnualReturn2004	5.71%
Annual Return 2005	rr_AnnualReturn2005	3.64%
Annual Return 2006	rr_AnnualReturn2006	8.95%
Annual Return 2007	rr_AnnualReturn2007	6.02%
Annual Return 2008	rr_AnnualReturn2008	(24.74%)
Annual Return 2009	rr_AnnualReturn2009	21.85%
Annual Return 2010	rr_AnnualReturn2010	10.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2011 is +4.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.03%)
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Year	rr_AverageAnnualReturnYear05	2.03%
10 Year	rr_AverageAnnualReturnYear10	2.57%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Year	rr_AverageAnnualReturnYear05	0.64%
10 Year	rr_AverageAnnualReturnYear10	1.13%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Year	rr_AverageAnnualReturnYear05	1.12%
10 Year	rr_AverageAnnualReturnYear10	1.51%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,124
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,124
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Year	rr_AverageAnnualReturnYear05	2.11%
10 Year	rr_AverageAnnualReturnYear10	2.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.90%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,406
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,406
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Year	rr_AverageAnnualReturnYear05	2.47%
10 Year	rr_AverageAnnualReturnYear10	2.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2004
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
10 Year	rr_AverageAnnualReturnYear10	5.84%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
10 Year	rr_AverageAnnualReturnYear10	1.41%
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Year	rr_AverageAnnualReturnYear05	4.64%
10 Year	rr_AverageAnnualReturnYear10	4.45%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting primarily of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the eight months ended May 31, 2011, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income investment styles of several master portfolios. We may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

The Fund's "neutral" target allocation is 80% of the Fund's total assets in fixed income securities and 20% of the Fund's total assets in equity securities. Such a neutral target allocation, in which a much higher percentage of the Fund's total assets are in fixed income securities (versus a much lower percentage of the Fund's total assets in equity securities) is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. Consequently, we believe that the Fund has takes a relatively more "conservative" approach in its target allocation in its balance between equity and fixed income investments than a hypothetical less "conservative" fund more heavily weighted toward equity securities and less weighted toward fixed income securities.

The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. The majority of the Fund's fixed income portion is allocated to master portfolios which represent various U.S. dollar-denominated investment grade debt styles having dollar-weighted average effective durations of between approximately one year to six years.

The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The majority of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.

In addition, certain of the fixed income and equity master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures, options and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles. As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Swaps Risk. Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2009  +7.38%

Lowest Quarter:  4th Quarter 2008  -8.32%

Year-to-date total return as of 6/30/2011 is +3.89%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	657
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,497
Annual Return 2001	rr_AnnualReturn2001	3.29%
Annual Return 2002	rr_AnnualReturn2002	(1.48%)
Annual Return 2003	rr_AnnualReturn2003	9.31%
Annual Return 2004	rr_AnnualReturn2004	4.24%
Annual Return 2005	rr_AnnualReturn2005	3.08%
Annual Return 2006	rr_AnnualReturn2006	6.58%
Annual Return 2007	rr_AnnualReturn2007	5.95%
Annual Return 2008	rr_AnnualReturn2008	(14.97%)
Annual Return 2009	rr_AnnualReturn2009	16.06%
Annual Return 2010	rr_AnnualReturn2010	10.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2011 is +3.89%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.32%)
1 Year	rr_AverageAnnualReturnYear01	10.38%
5 Year	rr_AverageAnnualReturnYear05	4.23%
10 Year	rr_AverageAnnualReturnYear10	3.93%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%
5 Year	rr_AverageAnnualReturnYear05	2.05%
10 Year	rr_AverageAnnualReturnYear10	2.13%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Year	rr_AverageAnnualReturnYear05	2.45%
10 Year	rr_AverageAnnualReturnYear10	2.38%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Conservative Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Year	rr_AverageAnnualReturnYear05	4.85%
10 Year	rr_AverageAnnualReturnYear10	4.72%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
10 Year	rr_AverageAnnualReturnYear10	5.84%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
10 Year	rr_AverageAnnualReturnYear10	1.41%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the eight months ended May 31, 2011, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income investment styles of several master portfolios. We may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

The Fund's "neutral" target allocation is 65% of the Fund's total assets in equity securities and 35% of the Fund's total assets in fixed income securities which is consistent with the strategy of the Fund to seek potentially greater returns in most investment environments than a hypothetical fund with a higher allocation to fixed income securities, although the Fund may experience potentially higher volatility in its returns when compared to such fund. We consider the neutral target allocation of the Fund to be "balanced," with the bias in the target allocation toward the growth style within the equity allocation of the Fund to be determinative of use of the descriptive style term "growth" in the Fund's title.

The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The majority of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.

The fixed income portion of the Fund employs a variety of investment styles. The blending of multiple investment styles is intended to reduce price and return volatility, and deliver more consistent returns. The majority of the Fund's fixed income portion is allocated to master portfolios which represent various U.S. dollar-denominated investment grade debt styles having dollar-weighted average effective durations of between approximately one year to six years.

In addition, certain of the fixed income and equity master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures, options and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Swaps Risk. Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009  +15.48%

Lowest Quarter:  4th Quarter 2008  -20.66%

Year-to-date total return as of 6/30/2011 is +5.88%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	610
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2001	rr_AnnualReturn2001	(2.94%)
Annual Return 2002	rr_AnnualReturn2002	(15.74%)
Annual Return 2003	rr_AnnualReturn2003	23.54%
Annual Return 2004	rr_AnnualReturn2004	8.07%
Annual Return 2005	rr_AnnualReturn2005	4.79%
Annual Return 2006	rr_AnnualReturn2006	12.43%
Annual Return 2007	rr_AnnualReturn2007	6.56%
Annual Return 2008	rr_AnnualReturn2008	(34.94%)
Annual Return 2009	rr_AnnualReturn2009	28.94%
Annual Return 2010	rr_AnnualReturn2010	13.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2011 is +5.88%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.66%)
1 Year	rr_AverageAnnualReturnYear01	13.89%
5 Year	rr_AverageAnnualReturnYear05	2.74%
10 Year	rr_AverageAnnualReturnYear10	2.73%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Year	rr_AverageAnnualReturnYear05	1.39%
10 Year	rr_AverageAnnualReturnYear10	1.58%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Year	rr_AverageAnnualReturnYear05	1.87%
10 Year	rr_AverageAnnualReturnYear10	1.89%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
10 Year	rr_AverageAnnualReturnYear10	5.84%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
10 Year	rr_AverageAnnualReturnYear10	1.41%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.97%
5 Year	rr_AverageAnnualReturnYear05	4.23%
10 Year	rr_AverageAnnualReturnYear10	4.01%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. For the eight months ended May 31, 2011, the Portfolio's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income investment styles of several master portfolios. We may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

The Fund's "neutral" target allocation is 60% of the Fund's total assets in fixed income securities and 40% of the Fund's total assets in equity securities, which is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation slightly in favor of fixed income securities to be a "moderate" investment strategy.

The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. The majority of the Fund's fixed income portion is allocated to master portfolios which represent various U.S. dollar-denominated investment grade debt styles having dollar-weighted average effective durations of between approximately one year to six years.

The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The majority of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.

In addition, certain of the fixed income and equity master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures, options and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Swaps Risk. Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009  +10.95%

Lowest Quarter:  4th Quarter 2008  -14.00%

Year-to-date total return as of 6/30/2011 is +4.75%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,407
Annual Return 2001	rr_AnnualReturn2001	0.71%
Annual Return 2002	rr_AnnualReturn2002	(7.97%)
Annual Return 2003	rr_AnnualReturn2003	15.66%
Annual Return 2004	rr_AnnualReturn2004	5.99%
Annual Return 2005	rr_AnnualReturn2005	3.83%
Annual Return 2006	rr_AnnualReturn2006	9.28%
Annual Return 2007	rr_AnnualReturn2007	6.28%
Annual Return 2008	rr_AnnualReturn2008	(24.57%)
Annual Return 2009	rr_AnnualReturn2009	22.07%
Annual Return 2010	rr_AnnualReturn2010	11.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2011 is +4.75%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.00%)
1 Year	rr_AverageAnnualReturnYear01	11.07%
5 Year	rr_AverageAnnualReturnYear05	3.50%
10 Year	rr_AverageAnnualReturnYear10	3.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Year	rr_AverageAnnualReturnYear05	2.03%
10 Year	rr_AverageAnnualReturnYear10	1.94%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Year	rr_AverageAnnualReturnYear05	2.34%
10 Year	rr_AverageAnnualReturnYear10	2.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 11, 1994
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Year	rr_AverageAnnualReturnYear05	5.80%
10 Year	rr_AverageAnnualReturnYear10	5.84%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Year	rr_AverageAnnualReturnYear05	4.64%
10 Year	rr_AverageAnnualReturnYear10	4.45%
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
10 Year	rr_AverageAnnualReturnYear10	1.41%
[1]	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through September 30, 2012, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.